CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	Feb. 25, 2022	Jan. 26, 2022	Feb. 25, 2022	Jun. 30, 2022	Jun. 30, 2021	May 18, 2022	Jan. 02, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share				$ 0.001				$ 0.001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						10,220,193
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.001
Operating Lease, Right-of-Use Asset				$ 90,262
Lessee, Operating Lease, Discount Rate				4.50%
Payments for rent				$ 63,700	$ 53,400
Share based compensation				$ 609,000
Emmersive Entertainment, Inc [Member] | Milestone one [Member]
Earnout target description	In the event that the Company generates a minimum of $5,500,000 in annualized booked revenues from the operation of the Musician & Artist Platform (“Attributed Revenue”) ending eight (8) months following the Effective Date (“Tranche 1 Milestone Date”), the Emmersive Parties shall receive 100,000 restricted Cryptyde Shares (“Tranche One”) within thirty (30) after the Tranche 1 Milestone Date. In the event that the Company does not satisfy this milestone for any reason by the Tranche 1 Milestone Date, the Emmersive Parties shall have no rights to the additional Cryptyde Shares
Emmersive Entertainment, Inc [Member] | Milestone two [Member]
Earnout target description	After the Effective Date, in the event the Company generates a minimum of $26,500,000 in annualized Attributed Revenues in any three-calendar month period ending on or before September 30, 2023, from the Musician & Artist Platform, the Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Two”). In the event Milestone Two is achieved, then Milestone One shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Two for any reason by September 30, 2023, the Emmersive Parties shall have no rights to Tranche Two
Emmersive Entertainment, Inc [Member] | Milestone three [Member]
Earnout target description	After the Effective Date in the event that Buyer generates a minimum of $60,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before September 30, 2024, from the Musician & Artist Platform, the Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Three”). In the event Milestone Three is achieved, then Milestones One and Two shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Three for any reason by September 30, 2024, time being of the essence, the Emmersive Parties shall have no rights to Tranche Three. In the event that the Company satisfies Milestone Three in the time prescribed they shall have the right to receive an additional 100,000 restricted shares of Cryptyde Shares (“Bonus Tranche”). In the event that the Company does not satisfy Milestone Three for any reason, the Emmersive Parties shall have no rights to the Bonus Tranche
Vinco Venture Inc [Member]
Operating Lease, Right-of-Use Asset							$ 98,736
Note Securities Purchase Agreement [Member]
Debt discount value		$ 3,333,333
Long term debt		7,798,881
Number of warrant issuance		3,905,548
Placement agent fees		560,000
Note Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt Instrument, Face Amount		$ 33,333,333
Debt Instrument, Convertible, Conversion Price		$ 10.00
Common Stock, Par or Stated Value Per Share		$ 0.001
Debt instrument purchase amount		$ 30,000,000
Debt discount value		$ 3,333,333
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Warrants maturity date		May 16, 2027
Warrants fair value		$ 3,905,548
Debt Instrument, Interest Rate, Stated Percentage		18.00%
Note Securities Purchase Agreement [Member] | Accredited Investor [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		533,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Termination and release agreement [Member] | Common Stock [Member]
Number of shares issued			300,000
Share based compensation			$ 609,000